Net Revenue	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Net Revenue
23.	NET REVENUE

a.	Disaggregation of revenue from contracts with customers

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
Product	(In Millions)	(In Millions)	(In Millions)

Wafer	$1,178,456.3	$1,405,300.3	$1,991,855.9
Others	160,798.5	182,114.7	272,035.4

	$1,339,254.8	$1,587,415.0	$2,263,891.3

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
Geography	(In Millions)	(In Millions)	(In Millions)

Taiwan	$129,082.9	$203,963.7	$210,470.8
United States	817,911.0	1,015,996.4	1,493,328.8
China	233,783.3	164,552.1	245,168.8
Europe, the Middle East and Africa	70,213.4	89,010.1	123,767.1
Japan	63,299.2	71,920.8	119,099.3
Others	24,965.0	41,971.9	72,056.5

	$1,339,254.8	$1,587,415.0	$2,263,891.3

The Company categorized the net revenue mainly based on the countries where the customers are headquartered.

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
Platform	(In Millions)	(In Millions)	(In Millions)

High Performance Computing	$439,810.0	$587,780.1	$932,383.7
Smartphone	645,303.6	695,091.2	888,879.2
Internet of Things	110,355.2	133,006.0	196,115.0
Automotive	44,367.5	67,076.4	116,381.0
Digital Consumer Electronics	54,555.7	55,577.2	56,158.8
Others	44,862.8	48,884.1	73,973.6

	$1,339,254.8	$1,587,415.0	$2,263,891.3

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
Resolution	(In Millions)	(In Millions)	(In Millions)

5-nanometer	$90,934.5	$262,327.4	$508,689.9
7-nanometer	394,837.0	440,383.1	535,153.8
10-nanometer	3,403.1	660.0	24.9
16-nanometer	197,959.0	191,058.9	258,544.3
20-nanometer	8,450.9	5,668.8	8,853.3
28-nanometer	149,367.7	153,066.6	206,611.9
40/45-nanometer	103,176.5	103,413.6	145,546.2
65-nanometer	61,226.7	66,467.9	93,288.6
90-nanometer	29,380.4	32,260.3	40,184.2
0.11/0.13 micron	33,197.1	40,558.5	57,992.3
0.15/0.18 micron	86,008.5	86,700.3	110,571.2
0.25 micron and above	20,514.9	22,734.9	26,395.3

Wafer revenue	$1,178,456.3	$1,405,300.3	$1,991,855.9

b.	Contract balances

	January 1, 2021	December 31, 2021	December 31, 2022
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Contract liabilities (classified under accrued expenses and other current liabilities)	$13,775.1	$39,762.6	$70,806.6

The changes in the contract liability balances primarily result from the timing difference between the satisfaction of performance obligation and the customer’s payment.
The Company recognized revenue from the beginning balance of contract liability, which amounted to NT$4,737.9 million, NT$11,590.4 million and NT$38,433.1 million for the years ended December 31, 2020, 2021 and 2022, respectively.

c.	Temporary receipts from customers

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)

Current portion (classified under accrued expenses and other current liabilities)	$30,612.7	$107,723.6
Noncurrent portion (classified under other noncurrent liabilities)	155,381.5	168,399.2

	$185,994.2	$276,122.8

The Company’s temporary receipts from customer are payments made by customers to the Company to retain the Company’s capacity. When the terms and conditions set forth in the agreements are subsequently satisfied, the treatment of temporary receipts, either by refund or by accounts receivable offsetting, will be determined by mutual consent.

d.	Refund liabilities
Estimated sales returns and other allowances is made and adjusted based on historical experience and the consideration of varying contractual terms. As of December 31, 2021 and 2022, the aforementioned refund liabilities amounted to NT$41,038.0 million and NT$53,078.4 million (classified under accrued expenses and other current liabilities), respectively.